Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data

Quarterly Financial Data (unaudited)

	2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in millions, except per share/unit amounts)
Host Hotels & Resorts, Inc.:
Revenues	$891	$1,284	$1,131	$1,641
Operating profit (loss)	(3)	151	54	123
Income (loss) from continuing operations	(60)	66	(36)	19
Income (loss) from discontinued operations	—	(2)	1	(3)
Net income (loss)	(60)	64	(35)	16
Net income (loss) attributable to Host Hotels & Resorts, Inc.	(60)	62	(33)	17
Net income (loss) available to common stockholders	(60)	62	(33)	17
Basic income (loss) per common share:
Continuing operations	(.09)	.09	(.05)	.03
Discontinued operations	—	—	—	(.01)
Net income (loss)	(.09)	.09	(.05)	.02
Diluted income (loss) per common share:
Continuing operations	(.09)	.09	(.05)	.03
Discontinued operations	—	—	—	(.01)
Net income (loss)	(.09)	.09	(.05)	.02
Host Hotels & Resorts, L.P.(1):
Net income (loss) attributable to Host Hotels & Resorts, L.P.	(61)	63	(34)	17
Net income (loss) available to common unitholders	(61)	63	(34)	17
Basic income (loss) per common unit:
Continuing operations	(.09)	.09	(.05)	.03
Discontinued operations	—	—	—	(.01)
Net income (loss)	(.09)	.09	(.05)	.02
Diluted income (loss) per common unit:
Continuing operations	(.09)	.09	(.05)	.03
Discontinued operations	—	—	—	(.01)
Net income (loss)	(.09)	.09	(.05)	.02

	2010
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in millions, except per share/unit amounts)
Host Hotels & Resorts, Inc.:
Revenues	$812	$1,102	$993	$1,477
Operating profit (loss)	(1)	110	23	91
Income (loss) from continuing operations	(82)	20	(61)	(5)
Loss from discontinued operations	(2)	(1)	—	(1)
Net income (loss)	(84)	19	(61)	(6)
Net income (loss) attributable to Host Hotels & Resorts, Inc.	(84)	18	(58)	(6)
Net income (loss) available to common stockholders	(86)	12	(58)	(6)
Basic income (loss) per common share:
Continuing operations	(.13)	.02	(.09)	(.01)
Discontinued operations	—	—	—	—
Net income (loss)	(.13)	.02	(.09)	(.01)
Diluted income (loss) per common share:
Continuing operations	(.13)	.02	(.09)	(.01)
Discontinued operations	—	—	—	—
Net income (loss)	(.13)	.02	(.09)	(.01)
Host Hotels & Resorts, L.P.(1):
Net income (loss) attributable to Host Hotels & Resorts, L.P.	(85)	18	(59)	(6)
Net income (loss) available to common unitholders	(87)	12	(59)	(6)
Basic income (loss) per common unit:
Continuing operations	(.14)	.02	(.09)	(.01)
Discontinued operations	—	—	—	—
Net income (loss)	(.14)	.02	(.09)	(.01)
Diluted income (loss) per common unit:
Continuing operations	(.14)	.02	(.09)	(.01)
Discontinued operations	—	—	—	—
Net income (loss)	(.14)	.02	(.09)	(.01)

(1)	Other income statement line items not presented for Host L.P. are equal to the amounts presented for Host Inc.